UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Credit Allocation Income Trust II, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust II, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2010 – 06/30/2011

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21286
Reporting Period: 07/01/2010 - 06/30/2011
BlackRock Credit Allocation Income Trust II, Inc.

============== BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC. ===============

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.

Ticker:       HYT            Security ID:  09255P107
Meeting Date: SEP 02, 2010   Meeting Type: Annual
Record Date:  JUL 06, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Richard S. Davis         For       For          Management
1.3   Elect Director Frank J. Fabozzi         For       For          Management
1.4   Elect Director Kathleen F. Feldstein    For       For          Management
1.5   Elect Director James T. Flynn           For       For          Management
1.6   Elect Director Henry Gabbay             For       For          Management
1.7   Elect Director Jerrold B. Harris        For       For          Management
1.8   Elect Director R. Glenn Hubbard         For       For          Management
1.9   Elect Director W. Carl Kester           For       For          Management
1.10  Elect Director Karen P. Robards         For       For          Management

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BLACKROCK CREDIT ALLOCATION INCOME TRUST IV

Ticker:       BTZ            Security ID:  092508100
Meeting Date: SEP 02, 2010   Meeting Type: Annual
Record Date:  JUL 06, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Kathleen F. Feldstein    For       For          Management
1.3   Elect Director Henry Gabbay             For       For          Management
1.4   Elect Director Jerrold B. Harris        For       For          Management

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BLACKROCK ENERGY AND RESOURCES TRUST

Ticker:       BGR            Security ID:  09250U101
Meeting Date: SEP 02, 2010   Meeting Type: Annual
Record Date:  JUL 06, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Kathleen F. Feldstein    For       For          Management
1.3   Elect Director Henry Gabbay             For       For          Management
1.4   Elect Director Jerrold B. Harris        For       For          Management

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BLACKROCK ENHANCED DIVIDEND ACHIEVERS TRUST

Ticker:       BDJ            Security ID:  09251A104
Meeting Date: SEP 02, 2010   Meeting Type: Annual
Record Date:  JUL 06, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Kathleen F. Feldstein    For       For          Management
1.3   Elect Director Henry Gabbay             For       For          Management
1.4   Elect Director Jerrold B. Harris        For       For          Management

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BLACKROCK FLOATING RATE INCOME TRUST

Ticker:       BGT            Security ID:  091941104
Meeting Date: SEP 02, 2010   Meeting Type: Annual
Record Date:  JUL 06, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Kathleen F. Feldstein    For       For          Management
1.3   Elect Director Henry Gabbay             For       For          Management
1.4   Elect Director Jerrold B. Harris        For       For          Management

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BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST

Ticker:       BGY            Security ID:  092524107
Meeting Date: SEP 02, 2010   Meeting Type: Annual
Record Date:  JUL 06, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Kathleen F. Feldstein    For       For          Management
1.3   Elect Director Henry Gabbay             For       For          Management
1.4   Elect Director Jerrold B. Harris        For       For          Management

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BLACKROCK LIMITED DURATION INCOME TRUST

Ticker:       BLW            Security ID:  09249W101
Meeting Date: SEP 02, 2010   Meeting Type: Annual
Record Date:  JUL 06, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Kathleen F. Feldstein    For       For          Management
1.3   Elect Director Henry Gabbay             For       For          Management
1.4   Elect Director Jerrold B. Harris        For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust II, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Credit Allocation Income Trust II, Inc.

Date: August 29, 2011